Share-based payments - Summary of share-based compensation costs (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation costs [Line Items]
Employees of the controlling company				₩ 4,285
Employees of the subsidiaries				32,898
Total				37,183
7th Stock options granted
Share-based compensation costs [Line Items]
Employees of the controlling company	[1]			(1)
Employees of the subsidiaries	[1]			(1)
Total	[1]			(2)
Performance shares
Share-based compensation costs [Line Items]
Employees of the controlling company		₩ 5,123	₩ 3,159	4,286
Employees of the subsidiaries		36,751	25,092	32,899
Total		₩ 41,874	₩ 28,251	₩ 37,185

[1]	As of December 31, 2021, all stock options have expired.